Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2025
Contingencies And Commitments [Abstract]
Summary of indemnities and other performance guarantees	Contingent liabilities - subsidiaries, joint operations, joint ventures and associates

	2025 US$m	2024 US$m
Contingent liabilities, indemnities and other performance guarantees(a)	322	192
(a)There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.
Summary of capital commitments

	2025 US$m	2024 US$m
Capital commitments excluding the Group's share of EAU capital commitments
Within 1 year	5,952	4,559
Between 1 and 3 years	1,720	602
Between 3 and 5 years	124	313
After 5 years	377	82
Total	8,173	5,556

Group's share of EAU capital commitments
Within 1 year	684	1,280
Between 1 and 3 years	53	271
Total	737	1,551

Summary of aggregate amount of future payment commitments under purchase obligations outstanding	The aggregate amount of future payment commitments under purchase obligations outstanding at 31 December is shown in the table below.

	2025 US$m	2024 US$m
Within 1 year	3,573	3,160
Between 1 and 2 years	1,599	1,461
Between 2 and 3 years	1,479	1,364
Between 3 and 4 years	803	851
Between 4 and 5 years	621	614
After 5 years	4,800	4,905
Total	12,875	12,355